BORROWINGS	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
BORROWINGS	BORROWINGSAs of June 30, 2023 and December 31, 2022, the Company had secured borrowings with an outstanding balance of $216.6 million and $139.6 million, respectively, as well as a revolving credit facility with an outstanding balance of $90.0 million and $15.0 million, respectively. The Company was in compliance with all covenants as of June 30, 2023.
Risk Retention Master Repurchase

In normal course of business, the Company, through consolidated VIEs, enters into repurchase agreements to finance the Company’s risk retention balance in notes retained from securitization transactions. Under these agreements, the Company pledges financial instruments as collateral. Our agreements with counterparties generally contain contractual provisions allowing the counterparty the right to sell or repledge the collateral. Pledged securities owned that can be sold or repledge by the counterparty are included in Investments in loans and securities in our balance sheet. As of June 30, 2023 and December 31, 2022, the outstanding principal balance under the repurchase agreements was $185.5 million and $124.6 million, respectively, with a weighted average interest rate of approximately ten percent and five percent, respectively. The average remaining contractual maturities of the repurchase agreements were greater than 90 days as of both June 30, 2023 and December 31, 2022.

Receivables Facility

In October 2022, Pagaya Receivables LLC, a wholly-owned subsidiary, entered into a Loan and Security Agreement (the “LSA Agreement”) with certain lenders, which provides for a 3-year loan facility (the “Receivables Facility”) in a maximum principal amount of $22 million to finance certain eligible receivables purchased from sponsored securitization transactions. In June 2023, the Company amended the agreement and increased the maximum principal amount by $10 million to $32 million. Borrowings under the Receivables Facility bear interest at a rate per annum equal to the adjusted term Secured Overnight Financing Rate (subject to a 0.00% floor) plus a margin of 2.20%, and the balance is repaid using cash proceeds received from the receivables. As of June 30, 2023 and December 31, 2022, the outstanding principal balance under the Receivables Facility was $31.1 million and $15.0 million, respectively.

Revolving Credit Facility
In September 2022, the Company entered into a Senior Secured Revolving Credit Agreement (the “Credit Agreement”) with certain lenders. The Credit Agreement provides for a 3-year senior secured revolving credit facility (the “Revolving Credit Facility”) in an initial principal amount of $167.5 million, which includes a sub-limit for letters of credit in an initial aggregate principal amount of $50.0 million, of which up to the U.S. dollar equivalent of $20.0 million may be issued in new Israeli shekels.

Proceeds of borrowings under the Revolving Credit Facility may be used to finance the Company’s ongoing working capital needs, permitted acquisitions or for general corporate purposes of the Company and its subsidiaries.

Borrowings under the Revolving Credit Facility bear interest at a rate per annum equal to either (i) a base rate (determined based on the prime rate and subject to a 1.00% floor) plus a margin of 1.75% or (ii) an adjusted term Secured Overnight Financing Rate (subject to a 0.00% floor) plus a margin of 2.75%. A commitment fee accrues on any unused portion of the commitments under the Revolving Credit Facility at a rate per annum of 0.25% and is payable quarterly in arrears. The Company may voluntarily prepay borrowings under the Revolving Credit Facility at any time and from time to time without premium or penalty, subject only to the payment of customary breakage costs. No amortization payments are required to be made in respect of borrowings under the Revolving Credit Facility.
As of June 30, 2023 and December 31, 2022, the outstanding principal balance under the Revolving Credit Facility was $90.0 million and $15.0 million, respectively.